Financial Instruments and Derivatives - Derivatives (Details) - Dec. 31, 2024 $ in Millions, $ in Millions	CAD ($) $ / MMBTU $ / barrel bbl / d MMBTU / d shares $ / bbl	USD ($) $ / MMBTU $ / barrel bbl / d MMBTU / d shares $ / bbl
January 2025 | Receive
Disclosure of detailed information about financial instruments [line items]
Principal		$ 280.0
Fixed annual rate	6.35%	6.35%
January 2025 | Pay
Disclosure of detailed information about financial instruments [line items]
Principal	$ 391.1
Fixed annual rate	5.17%	5.17%
January 2025 - February 2025 | Receive
Disclosure of detailed information about financial instruments [line items]
Principal		$ 280.0
Fixed annual rate	6.32%	6.32%
January 2025 - February 2025 | Pay
Disclosure of detailed information about financial instruments [line items]
Principal	$ 391.0
Fixed annual rate	5.10%	5.10%
January 2025 - April 2025 | Receive
Disclosure of detailed information about financial instruments [line items]
Principal		$ 52.0
Fixed annual rate	4.30%	4.30%
January 2025 - April 2025 | Pay
Disclosure of detailed information about financial instruments [line items]
Principal	$ 67.9
Fixed annual rate	3.98%	3.98%
January 2025 - April 2025 | Receive
Disclosure of detailed information about financial instruments [line items]
Principal		$ 207.5
Fixed annual rate	4.08%	4.08%
January 2025 - April 2025 | Pay
Disclosure of detailed information about financial instruments [line items]
Principal	$ 262.6
Fixed annual rate	4.13%	4.13%
January 2025 | Receive
Disclosure of detailed information about financial instruments [line items]
Principal	$ 84.0
January 2025 | Pay
Disclosure of detailed information about financial instruments [line items]
Principal		$ 59.0
January 2025 - March 2025
Disclosure of detailed information about financial instruments [line items]
Principal	$ 17.1
Number of shares | shares	1,676,910	1,676,910
January 2025 - March 2026
Disclosure of detailed information about financial instruments [line items]
Principal	$ 9.3
Number of shares | shares	855,519	855,519
Forward contract | January 2025 - September 2025
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | bbl / d	23,601	23,601
Average swap price | $ / bbl	99.44	99.44
Forward contract | January 2025 - September 2025 | Collar, Sold Call Price
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | bbl / d	8,578	8,578
Average swap price | $ / bbl	106.04	106.04
Forward contract | January 2025 - September 2025 | Collar, Bought Put Price
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / bbl	96.04	96.04
Forward contract | WTI Crude Oil Derivative Contracts – Canadian Dollar July 2025 to December 2025
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | bbl / d	3,000	3,000
Average swap price | $ / bbl	102.27	102.27
Forward contract | WTI Crude Oil Derivative Contracts – Canadian Dollar Jan 2026 to June 2026
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | bbl / d	5,000	5,000
Average swap price | $ / bbl	100.36	100.36
Forward contract | January 2025 - March 2025
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | bbl / d	15,000	15,000
Average swap price | $ / barrel	(3.19)	(3.19)
Forward contract | January 2025 - March 2025
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | bbl / d	5,000	5,000
Average swap price | $ / barrel	(14.34)	(14.34)
Forward contract | January 2025 - March 2025
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | bbl / d	5,000	5,000
Average swap price | $ / barrel	1.61	1.61
Forward contract | January 2025 - December 2025
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | MMBTU / d	69,836	69,836
Average swap price | $ / MMBTU	3.49	3.49
Forward contract | January 2025 - December 2025 | Sold Call Price
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | MMBTU / d	65,000	65,000
Average swap price | $ / MMBTU	3.92	3.92
Forward contract | January 2025 - December 2025 | Bought Put Price
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / MMBTU	3.32	3.32
Forward contract | January 2026 - December 2026
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | MMBTU / d	56,164	56,164
Average swap price | $ / MMBTU	3.71	3.71
Forward contract | January 2026 - December 2026 | Sold Call Price
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | MMBTU / d	35,000	35,000
Average swap price | $ / MMBTU	4.06	4.06
Forward contract | January 2026 - December 2026 | Bought Put Price
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / MMBTU	3.66	3.66
Interest Rate Derivative Contracts Swap - One | WTI Crude Oil Differential Derivative Contracts – Canadian Dollar
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | MMBTU / d	193,000	193,000
Average swap price | $ / MMBTU	(1.11)	(1.11)
Interest Rate Derivative Contracts Swap - Two | WTI Crude Oil Differential Derivative Contracts – Canadian Dollar
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | MMBTU / d	91,164	91,164
Average swap price | $ / MMBTU	(1.36)	(1.36)